Feb. 17, 2026
Invesco U.S. Hybrid Bond ETF
Investment Objective
The Invesco U.S. Hybrid Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.40

[1] ”Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$41	$128

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider” or “ICE”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of U.S. dollar denominated hybrid corporate debt publicly issued and settled in the U.S. domestic market. Hybrid corporate bonds are securities that contain features of both bonds and equities. For example, like other bonds, hybrid bonds have periodic coupon payments and a stated maturity; like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure.
To be eligible for inclusion in the Underlying Index, securities must: (i) be rated AAA through BB2, inclusive, (based on an average of Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings Inc. (“Fitch”)); (ii) have at least 18 months to final maturity at the time of issuance; (iii) have at least one year remaining term to final maturity as of the rebalancing date; (iv) have a fixed coupon schedule; and (v) have a minimum amount outstanding of $250 million per maturity. In addition, qualifying securities must have risk exposure to countries that are members of the foreign exchange G10 currencies (the “FX G10”), Western Europe or territories of the U.S. and Western Europe. The FX G10 includes all Euro (EUR) members, the U.S., Japan, the U.K., Canada, Australia, New Zealand, Switzerland, Norway and Sweden. Original issue zero coupon bonds, Rule 144A securities under the Securities Act of 1933 (“Securities Act”) (with and without registration rights) are included in the Underlying Index. Fixed-to-floating rate securities, which are securities that have an initial term with a fixed dividend rate and following this initial term bear a floating dividend rate, are included in the Underlying Index, provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Other hybrid capital securities, such as those issues that potentially convert into preference shares, those with both cumulative and non-cumulative coupon deferral provisions, and those with alternative coupon satisfaction mechanisms, are included in the Underlying Index. Underlying Index constituents are market capitalization weighted, provided the total allocation to an individual issuer does not exceed 4.85%.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
As of December 31, 2025, the Underlying Index was comprised of 165 constituents.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.